Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Dec. 15, 2022	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Feb. 10, 2023
Disclosure Of Income Taxes [Line Items]
Taxable Income		$ 1,106	$ 475	$ 864
Dividend Recovery Tax Rate Period	5 years
Minimum future earnings taxable income	$ 100
2022 Federal Budget Measures [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate	15.00%
Taxable Income	$ 1,000	579
Tax benefit arising from increase in statutory tax rate			39
Increase in Tax Rate In Future Earnings	1.50%
Tax benefit arising from increase in statutory tax rate, recognized in consolidated statement of income			$ 13
Canada recovery dividend payable		640
2014 to 2017 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		470
2011 to 2017 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 1,515
Reassessment of Tax [Member] | 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency					$ 83